Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill, Digital Asset, and Intangible Assets
Goodwill, Digital Asset, and Intangible Assets

6.    Goodwill, Digital Asset, and Intangible Assets

There were no changes in the carrying amount of goodwill for the periods ended September 30, 2022 and December 31, 2021.

On February 16, 2022, Metapresence Limited acquired digital assets including a plot of virtual land for $23 thousand and cryptocurrency for $7 thousand. In accordance with ASC 350, Trust Stamp accounts for both purchases as identifiable intangible assets with indefinite useful lives. The virtual land acquisition is recorded at the fair value of the purchase cost and the Company recorded the cryptocurrency at the purchase cost fair value. During the nine months ended September 30, 2022, we recorded $25 thousand of impairment losses on such digital assets.

Intangible assets consisted of the following:

		September 30,	December 31,
	Useful Lives	2022	2021
Patent application costs	3 Years	$311,049	$207,630
Trade name and trademarks	3 Years	62,350	86,999
Intangible assets, gross		373,399	294,629
Less: Accumulated amortization		(163,028)	(92,822)
Intangible assets, net		$210,371	$201,807

Intangible asset amortization expense is recognized on a straight-line basis and intangible asset amortization expense for the three months ended September 30, 2022, and 2021 totaled $29 thousand and $20 thousand, respectively. Intangible asset amortization expense for nine months ended September 30, 2022, and 2021 totaled $75 thousand and $46 thousand, respectively.

Estimated future amortization expense of intangible assets is as follows:

Future Intangible Asset Amortization Expense	Amount
Remainder of 2022	$29,098
2023	114,686
2024	57,028
2025	9,559
$210,371

7.    Goodwill and Intangible Assets

There were no changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020.

Intangible assets at December 31, 2021 and 2020 consisted of the following:

		As of December 31,
	Useful Lives	2021	2020
Patent application costs	3 years	$207,630	$46,333
Trade name and trademarks	3 years	86,999	—
Intangible assets, gross		294,629	46,333
Less: Accumulated amortization		(92,822)	(23,951)
Intangible assets, net		$201,807	$22,382

Amortization expense for the years ended December 31, 2021 and 2020 totaled $70 thousand and $9 thousand, respectively.

Estimated future amortization expense of intangible assets is as follows:

Years Ending December 31,	Amount
2022	$90,138
2023	88,430
2024	23,239
$201,807